Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share
Earnings per share

14. Earnings per share

Earnings per share is calculated by dividing the consolidated net loss of CureVac by the weighted average number of shares outstanding in the fiscal period.

The weighted average number of shares outstanding in fiscal 2021, 2022 and 2023 was 186,012,586, 189,074,911 and 220,833,271, respectively. This has led to basic loss per share of EUR 2.21, EUR 1.32 and EUR 1.18 for fiscal 2021, 2022 and 2023, respectively.

Diluted earnings per share is calculated using CureVac’s weighted-average outstanding common shares including the dilutive effect of share-based payment awards as determined under the treasury stock method. In periods when CureVac has a net loss, share-based payment awards are excluded from the calculation of earnings per share as their inclusion would have an antidilutive effect. Share options and RSUs of 1.217.526 and 1,788,206 as of December 31,2022 and 2023 respectively, were excluded from the computation of diluted weighted average number of shares because their effect would have been antidilutive.